Leases (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Lease Payments Under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	¥18,733
2014	13,776
2015	10,667
2016	7,928
2017	9,559
After five years	41,069

Total minimum lease payments	¥101,732